UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-03651

Touchstone Strategic Trust – December Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2015
(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Dynamic Equity Fund

Touchstone Balanced Allocation Fund

Touchstone Conservative Allocation Fund

Touchstone Growth Allocation Fund

Touchstone Moderate Growth Allocation Fund

This report identifies the Funds' investments on June 30, 2015. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2015

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Dynamic Equity Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Information Technology	23.0%
Health Care	18.0
Consumer Discretionary	17.8
Financials	16.7
Consumer Staples	11.4
Industrials	11.0
Energy	10.8
Telecommunication Services	3.7
Materials	2.7
Utilities	1.9
Investment Fund	2.8
Other Assets/Liabilities (Net)	0.7
120.5%

Short Positions and Written Options
Information Technology	(5.0)%
Financials	(3.8)
Consumer Discretionary	(3.0)
Health Care	(2.9)
Energy	(2.3)
Industrials	(1.8)
Call and Put Options	(1.1)
Materials	(0.4)
Telecommunication Services	(0.1)
Consumer Staples	(0.1)
(20.5)%
Total	100.0%

Touchstone Balanced Allocation Fund
Sector Allocation	(% of Net Assets)
Government/Corporate	24.2%
International Equity	12.7
Value	10.2
Growth	9.2
Equity Income	7.1
International Debt	5.1
Balanced	5.1
Emerging Market-Equity	4.6
Various Assets	3.6
Blue Chip	3.6
Growth Mid-Cap	3.3
Value Small-Cap	2.0
Sector Fund Real-Estate	2.0
Corporate/Preferred-High Yield	2.0
Value Mid Cap	1.2
Growth Small-Cap	1.0
Investment Fund	3.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Conservative Allocation Fund
Sector Allocation	(% of Net Assets)
Government/Corporate	43.9%
International Debt	8.0
Balanced	7.0
Growth	6.0
International Equity	5.7
Various Assets	5.0
Value	5.0
Equity Income	4.5
Blue Chip	3.0
Corporate/Preferred-High Yield	2.9
Emerging Market-Equity	1.0
Value Mid-Cap	1.0
Value Small-Cap	1.0
Sector Fund Real-Estate	1.0
Investment Fund	5.0
Total	100.0%

Touchstone Moderate Growth Allocation Fund
Sector Allocation	(% of Net Assets)
International Equity	15.0%
Government/Corporate	14.7
Value	14.1
Growth	11.7
Emerging Market-Equity	8.0
Equity Income	7.0
Value Small-Cap	5.1
Balanced	4.1
Blue Chip	4.1
Growth Mid-Cap	4.0
Sector Fund Real-Estate	2.6
Growth Small-Cap	2.1
Various Assets	2.0
International Debt	2.0
Value Mid-Cap	2.0
Corporate/Preferred-High Yield	1.6
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Growth Allocation Fund
Sector Allocation	(% of Net Assets)
International Equity	19.6%
Value	17.3
Growth	13.8
Emerging Market-Equity	13.2
Equity Income	7.1
Value Small-Cap	6.6
Blue Chip	5.1
Government/Corporate	4.1
Sector Fund Real-Estate	3.9
Growth Mid-Cap	3.8
Growth Small-Cap	3.4
Value Mid-Cap	2.1
Total	100.0%

4

Portfolio of Investments

Touchstone Dynamic Equity Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks † — 117.0%

Information Technology — 23.0%
Accenture PLC (Ireland) - Class A*	24,301	$2,351,851
Apple, Inc.	9,088	1,139,861
Automatic Data Processing, Inc.	16,041	1,286,968
Booz Allen Hamilton Holding Corp.	7,934	200,253
Broadcom Corp. - Class A	1,420	73,115
Cisco Systems, Inc.	89,316	2,452,616
Computer Sciences Corp.	6,561	430,663
DST Systems, Inc.	17,649	2,223,421
Fortinet, Inc.*	3,903	161,311
Hewlett-Packard Co.	41,733	1,252,407
Ingram Micro, Inc. - Class A*	10,479	262,289
Intel Corp.	53,580	1,629,636
Intuit, Inc.	5,387	542,848
Micron Technology, Inc.*	35,854	675,489
Rackspace Hosting, Inc.*	2,736	101,752
Salesforce.com, Inc.*	1,186	82,581
Seagate Technology PLC (Ireland)	13,789	654,978
Skyworks Solutions, Inc.	5,557	578,484
Splunk, Inc.*	838	58,342
Xerox Corp.	19,705	209,661
		16,368,526

Health Care — 18.0%
AmerisourceBergen Corp.	16,354	1,739,084
Amgen, Inc.	7,653	1,174,889
Biogen Idec, Inc.*	417	168,443
Bristol-Myers Squibb Co.	8,596	571,978
Cardinal Health, Inc.	18,818	1,574,126
Celgene Corp.*	4,167	482,268
Centene Corp.*	3,429	275,692
Cerner Corp.*	5,309	366,640
Gilead Sciences, Inc.	6,036	706,695
Hospira, Inc.*	256	22,710
Johnson & Johnson	19,348	1,885,656
Medtronic PLC (Ireland)*	33,116	2,453,896
Merck & Co., Inc.	19,353	1,101,766
Mylan N.V. (Netherlands)*	1,516	102,876
Perrigo Co. PLC (Ireland)	362	66,908
UnitedHealth Group, Inc.	933	113,826
		12,807,453

Consumer Discretionary — 17.8%
Amazon.com, Inc.*	3,632	1,576,615
Brinker International, Inc.	1,660	95,699
Comcast Corp. - Class A	33,411	2,009,338
Dillard's, Inc. - Class A	5,242	551,406
DIRECTV*	1,933	179,363
Dollar General Corp.	5,746	446,694
Domino's Pizza, Inc.	2,928	332,035
Gannett Co., Inc.*	4,435	62,046
H&R Block, Inc.	9,539	282,831
Home Depot, Inc. (The)	13,099	1,455,692
Lamar Advertising Co.- Class A, REIT	31,560	1,814,069
Marriott International, Inc. - Class A	15,874	1,180,867
Target Corp.	6,744	550,513
TEGNA, Inc.	8,870	284,461
Time Warner Cable, Inc.	866	154,295
Time Warner, Inc.	2,526	220,798
Twenty-First Century Fox, Inc., Class A	23,038	749,772
Under Armour, Inc. - Class A*	5,954	496,802
Walt Disney Co. (The)	2,104	240,151
		12,683,447

Financials — 16.7%
Allstate Corp. (The)	1,977	128,248
Ally Financial, Inc.*	26,491	594,193
American International Group, Inc.	25,291	1,563,490
Ameriprise Financial, Inc.	3,139	392,155
CBRE Group, Inc. - Class A*	3,048	112,775
Discover Financial Services	840	48,401
Host Hotels & Resorts, Inc. REIT	21,468	425,710
Jones Lang LaSalle, Inc.	3,563	609,273
JPMorgan Chase & Co.	23,567	1,596,900
Lazard Ltd. (Bermuda) - Class A	3,772	212,137
Lincoln National Corp.	8,408	497,922
Macerich Co. (The) REIT	11,447	853,946
MBIA, Inc.*	9,993	60,058
McGraw Hill Financial, Inc.	6,242	627,009
Nationstar Mortgage Holdings, Inc.*	5,936	99,725
Navient Corp.	38,517	701,395
PacWest Bancorp	21,846	1,021,519
Starwood Property Trust, Inc. REIT	801	17,278
Voya Financial, Inc.	42,349	1,967,958
Wells Fargo & Co.	7,344	413,027
		11,943,119

Consumer Staples — 11.4%
Altria Group, Inc.	44,199	2,161,773
Kraft Foods Group, Inc.	1,905	162,192
Kroger Co. (The)	23,084	1,673,821
Monster Beverage Corp.*	5,809	778,522
Pilgrim's Pride Corp.	30,421	698,770
Reynolds American, Inc.	1,011	75,481
Tyson Foods, Inc. - Class A	5,632	240,092
Wal-Mart Stores, Inc.	32,905	2,333,952
		8,124,603

Industrials — 11.0%
3M Co.	1,675	258,452
AO Smith Corp.	493	35,486
Boeing Co. (The)	4,294	595,664
FedEx Corp.	7,959	1,356,214
Lockheed Martin Corp.	8,745	1,625,696
Masco Corp.	35,858	956,333
Old Dominion Freight Line, Inc.*	3,051	209,314
Orbital ATK, Inc.	4,413	323,738
PACCAR, Inc.	7,108	453,561
Pall Corp.	120	14,933
Quanta Services, Inc.*	3,174	91,475
Robert Half International, Inc.	19,649	1,090,520
Southwest Airlines Co.	23,363	773,082
Veritiv Corp.*	2,597	94,687
		7,879,155

5

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks † — 117.0% (Continued)

Energy — 10.8%
Atwood Oceanics, Inc.	23,347	$617,295
Baker Hughes, Inc.	1,119	69,042
Cabot Oil & Gas Corp.	2,972	93,737
California Resources Corp.	41,489	250,594
Chevron Corp.	2,636	254,295
CVR Energy, Inc.	3,004	113,071
EOG Resources, Inc.	11,458	1,003,148
HollyFrontier Corp.	9,249	394,840
Marathon Petroleum Corp.	20,434	1,068,903
Phillips 66	17,989	1,449,194
Seadrill Ltd. (Bermuda)	3,049	31,527
Targa Resources Corp.	114	10,171
Tesoro Corp.	10,737	906,310
Valero Energy Corp.	21,840	1,367,184
WPX Energy, Inc.*	3,490	42,857
		7,672,168

Telecommunication Services — 3.7%
AT&T, Inc.	766	27,208
Verizon Communications, Inc.	55,639	2,593,334
		2,620,542

Materials — 2.7%
Dow Chemical Co. (The)	2,729	139,643
LyondellBasell Industries N.V. - Class A (Netherlands)	15,342	1,588,204
Sherwin-Williams Co. (The)	565	155,386
Sigma-Aldrich Corp.	237	33,026
		1,916,259

Utilities — 1.9%
DTE Energy Co.	4,952	369,617
Duke Energy Corp.	6,462	456,346
NextEra Energy, Inc.	493	48,329
Southern Co. (The)	9,620	403,078
Xcel Energy, Inc.	3,161	101,721
		1,379,091
Total Common Stocks		$83,394,363

Investment Fund — 2.8%
Dreyfus Cash Management, Institutional Shares, 0.04%∞Ω	1,952,959	1,952,959

Total Long Positions
(Cost $84,933,867)		$85,347,322

Securities Sold Short — (19.4%)

Common Stocks — (19.4%)

Information Technology — (5.0%)
Advanced Micro Devices, Inc.*	(160,085)	(384,205)
FLIR Systems, Inc.	(1,411)	(43,486)
HomeAway, Inc.*	(22,796)	(709,411)
JDS Uniphase Corp.*	(44,138)	(511,118)
Juniper Networks, Inc.	(10,482)	(272,218)
Motorola Solutions, Inc.	(19,424)	(1,113,772)
Solera Holdings, Inc.	(6,691)	(298,151)
Yelp, Inc.*	(3,065)	(131,887)
Zynga, Inc., Class A*	(48,867)	(139,760)
		(3,604,008)

Financials — (3.8%)
American Realty Capital Properties, Inc., REIT	(46,552)	(378,468)
Corporate Office Properties Trust, REIT	(22,788)	(536,430)
First Niagara Financial Group, Inc.	(95,633)	(902,776)
Genworth Financial, Inc.- Class A*	(74,733)	(565,729)
Howard Hughes Corp. (The)*	(672)	(96,459)
NorthStar Asset Management Group, Inc. New York	(5,054)	(93,448)
Vornado Realty Trust, REIT	(1,195)	(113,441)
		(2,686,751)

Consumer Discretionary — (3.0%)
DreamWorks Animation SKG, Inc. - Class A*	(30,463)	(803,614)
JC Penney Co., Inc.*	(30,238)	(256,116)
Michaels Cos., Inc. (The)*	(5,488)	(147,682)
ServiceMaster Global Holdings, Inc.*	(7,206)	(260,641)
Tiffany & Co.	(1,306)	(119,891)
Wynn Resorts Ltd.	(5,356)	(528,477)
		(2,116,421)

Health Care — (2.9%)
Alere, Inc.*	(19,878)	(1,048,564)
Allscripts Healthcare Solutions, Inc.*	(7,428)	(101,615)
Brookdale Senior Living, Inc.*	(15,357)	(532,888)
Intercept Pharmaceuticals, Inc.*	(1,678)	(405,036)
		(2,088,103)

Energy — (2.3%)
Cheniere Energy, Inc.*	(1,597)	(110,608)
Cobalt International Energy, Inc.*	(62,213)	(604,088)
Golar LNG Ltd. (Bermuda)	(14,159)	(662,641)
Memorial Resource Development Corp.*	(3,788)	(71,858)
ONEOK, Inc.	(1,567)	(61,865)
Teekay Corp. (Marshall Islands)	(2,798)	(119,810)
		(1,630,870)

Industrials — (1.8%)
B/E Aerospace, Inc.	(3,720)	(204,229)
KBR, Inc.	(18,891)	(367,997)
Navistar International Corp.*	(30,761)	(696,121)
		(1,268,347)

Materials — (0.4%)
Allegheny Technologies, Inc.	(8,162)	(246,492)
Platform Specialty Products Corp.*	(1,127)	(28,829)
		(275,321)

Telecommunication Services — (0.1%)
Sprint Corp.*	(12,058)	(54,984)

6

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (19.4%) (Continued)

Consumer Staples — (0.1%)
Avon Products, Inc.	(8,743)	$(54,731)
Total Common Stocks		$(13,779,536)
Total Securities Sold Short
(Proceeds $13,880,663)		$(13,779,536)

	Number
	of
	Contracts
Written Options Contracts† — (1.1%)

Call Options — (1.0%)
S&P 100 Index
July 2015
Strike Price $900	(20)	(38,000)
S&P 500 Index
July 2015
Strike Price $2,050	(175)	(647,500)
S&P 500 Index
September 2015
Strike Price $2,300	(150)	(9,000)
Total Call Options		(694,500)

Put Options — (0.1%)
S&P 500 Index
July 2015
Strike Price $2,120	(12)	(77,280)

Total Written Options Contracts
(Proceeds $1,514,542)		$(771,780)

Total —99.3%		$70,796,006

Other Assets in Excess of Liabilities — 0.7%		465,332

Net Assets — 100.0%		$71,261,338

*	Non-income producing security.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2015 was $83,047,862.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$83,394,363	$—	$—	$83,394,363
Investment Fund	1,952,959	—	—	1,952,959
				$85,347,322
Liabilities:
Securities Sold Short
Common Stocks	$(13,779,536)	$—	$—	$(13,779,536)
Other Financial Instruments
Liabilities:
Written Options
Equity Contracts	(771,780)	—	—	(771,780)
				$(14,551,316)

Transactions in written options for the period ended June 30, 2015:

	Number of
	Contracts	Proceeds
Beginning of Period, December 31, 2014	395	$1,683,899
Call Options Written	1,970	10,226,517
Put Options Written	112	269,516
Call Options Closed	(1,625)	(8,747,725)
Put Options Closed	(30)	(78,843)
Call Options Expired	(380)	(1,642,845)
Put Options Expired	(85)	(195,977)
June 30, 2015	357	$1,514,542

See accompanying Notes to Financial Statements.

7

Portfolio of Investments

Touchstone Balanced Allocation Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 96.9%

Government/Corporate — 24.2%
Touchstone Active Bond Fund	253,036	$2,618,926
Touchstone Total Return Bond Fund	942,297	9,592,583
Touchstone Ultra Short Duration Fixed Income Fund	887,020	8,293,637
		20,505,146

International Equity — 12.7%
Touchstone International Small Cap Fund	152,359	2,593,157
Touchstone International Value Fund	947,387	8,119,110
		10,712,267

Value — 10.2%
Touchstone Focused Fund	66,273	2,590,629
Touchstone Value Fund	614,322	6,014,213
		8,604,842

Growth — 9.2%
Touchstone Growth Opportunities Fund	51,457	1,716,614
Touchstone Sands Capital Institutional Growth Fund	271,273	6,052,105
		7,768,719

Equity Income — 7.1%
Touchstone Premium Yield Equity Fund, Class Y	646,813	6,002,422

International Debt — 5.1%
Touchstone International Fixed Income Fund	491,189	4,351,931

Balanced — 5.1%
Touchstone Flexible Income Fund	416,441	4,347,646

Emerging Market-Equity — 4.6%
Touchstone Emerging Markets Equity Fund	155,846	1,689,367
Touchstone Sands Capital Emerging Markets Growth Fund*	212,008	2,219,725
		3,909,092

Various Assets — 3.6%
Touchstone Arbitrage Fund	304,039	3,049,514

Blue Chip — 3.6%
Touchstone Dynamic Equity Fund	217,415	3,037,283

Growth Mid-Cap — 3.3%
Touchstone Mid Cap Fund	107,745	2,764,749

Value Small-Cap — 2.0%
Touchstone Small Cap Core Fund	41,588	864,622
Touchstone Small Cap Value Fund	34,989	856,892
		1,721,514

Sector Fund Real-Estate — 2.0%
Touchstone Global Real Estate Fund	158,154	1,704,897

Corporate/Preferred-High Yield — 2.0%
Touchstone High Yield Fund	189,374	1,666,490

Value Mid-Cap — 1.2%
Touchstone Mid Cap Value Fund	61,144	1,042,505

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	131,313	870,604
Total Affiliated Mutual Funds		$82,059,621

Investment Fund — 3.1%
Dreyfus Cash Management, Institutional Shares, 0.04%∞Ω	2,618,554	2,618,554

Total Investment Securities —100.0%
(Cost $77,874,435)		$84,678,175

Other Assets in Excess of Liabilities — 0.0%		40,495

Net Assets — 100.0%		$84,718,670

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$82,059,621	$—	$—	$82,059,621
Investment Fund	2,618,554	—	—	2,618,554
				$84,678,175

See accompanying Notes to Financial Statements.

8

Portfolio of Investments

Touchstone Conservative Allocation Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 95.0%

Government/Corporate — 43.9%
Touchstone Active Bond Fund	182,935	$1,893,377
Touchstone Total Return Bond Fund	744,511	7,579,121
Touchstone Ultra Short Duration Fixed Income Fund	854,461	7,989,213
		17,461,711

International Debt — 8.0%
Touchstone International Fixed Income Fund	360,329	3,192,511

Balanced — 7.0%
Touchstone Flexible Income Fund	267,125	2,788,786

Growth — 6.0%
Touchstone Growth Opportunities Fund	11,899	396,953
Touchstone Sands Capital Institutional Growth Fund	89,292	1,992,096
		2,389,049

International Equity — 5.7%
Touchstone International Small Cap Fund	23,260	395,886
Touchstone International Value Fund	217,770	1,866,286
		2,262,172

Various Assets — 5.0%
Touchstone Arbitrage Fund	198,680	1,992,761

Value — 5.0%
Touchstone Value Fund	201,712	1,974,765

Equity Income — 4.5%
Touchstone Premium Yield Equity Fund, Class Y	191,461	1,776,758

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	85,410	1,193,184

Corporate/Preferred-High Yield — 2.9%
Touchstone High Yield Fund	130,496	1,148,364

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity Fund	36,726	398,106

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	23,220	395,909

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	19,021	395,447

Sector Fund Real-Estate — 1.0%
Touchstone Global Real Estate Fund	36,573	394,257
Total Affiliated Mutual Funds		$37,763,780

Investment Fund — 5.0%
Dreyfus Cash Management, Institutional Shares, 0.04%∞Ω	1,997,839	$1,997,839

Total Investment Securities —100.0%
(Cost $38,974,226)		$39,761,619

Other Assets in Excess of Liabilities — 0.0%		12,041

Net Assets — 100.0%		$39,773,660

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$37,763,780	$—	$—	$37,763,780
Investment Fund	1,997,839	—	—	1,997,839
				$39,761,619

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Growth Allocation Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.0%

International Equity — 19.6%
Touchstone International Small Cap Fund	212,571	$3,617,954
Touchstone International Value Fund	819,664	7,024,524
		10,642,478

Value — 17.3%
Touchstone Focused Fund	112,931	4,414,490
Touchstone Value Fund	507,537	4,968,791
		9,383,281

Growth — 13.8%
Touchstone Growth Opportunities Fund	65,832	2,196,149
Touchstone Sands Capital Institutional Growth Fund	236,017	5,265,542
		7,461,691

Emerging Market-Equity — 13.2%
Touchstone Emerging Markets Equity Fund	298,912	3,240,204
Touchstone Sands Capital Emerging Markets Growth Fund*	372,484	3,899,906
		7,140,110

Equity Income — 7.1%
Touchstone Premium Yield Equity Fund, Class Y	415,686	3,857,570

Value Small-Cap — 6.6%
Touchstone Small Cap Core Fund	106,287	2,209,704
Touchstone Small Cap Value Fund	56,149	1,375,079
		3,584,783

Blue Chip — 5.1%
Touchstone Dynamic Equity Fund	198,659	2,775,265

Government/Corporate — 4.1%
Touchstone Ultra Short Duration Fixed Income Fund	239,282	2,237,291

Sector Fund Real-Estate — 3.9%
Touchstone Global Real Estate Fund	193,231	2,083,025

Growth Mid-Cap — 3.8%
Touchstone Mid Cap Fund	80,355	2,061,913

Growth Small-Cap — 3.4%
Touchstone Small Cap Growth Fund	277,115	1,837,270

Value Mid-Cap — 2.1%
Touchstone Mid Cap Value Fund	67,268	1,146,919
Total Affiliated Mutual Funds		$54,211,596

Total Investment Securities —100.0%
(Cost $45,600,165)		$54,211,596

Liabilities in Excess of Other Assets — 0.0%		(14,803)

Net Assets — 100.0%		$54,196,793

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$54,211,596	$—	$—	$54,211,596

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.1%

International Equity — 15.0%
Touchstone International Small Cap Fund	267,260	$4,548,773
Touchstone International Value Fund	1,427,129	12,230,499
		16,779,272

Government/Corporate — 14.7%
Touchstone Total Return Bond Fund	1,107,449	11,273,829
Touchstone Ultra Short Duration Fixed Income Fund	553,555	5,175,740
		16,449,569

Value — 14.1%
Touchstone Focused Fund	173,487	6,781,619
Touchstone Value Fund	919,302	8,999,968
		15,781,587

Growth — 11.7%
Touchstone Growth Opportunities Fund	104,256	3,477,984
Touchstone Sands Capital Institutional Growth Fund	429,957	9,592,351
		13,070,335

Emerging Market-Equity — 8.0%
Touchstone Emerging Markets Equity Fund	405,894	4,399,887
Touchstone Sands Capital Emerging Markets Growth Fund*	434,190	4,545,971
		8,945,858

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	846,486	7,855,391

Value Small-Cap — 5.1%
Touchstone Small Cap Core Fund	163,591	3,401,054
Touchstone Small Cap Value Fund	93,119	2,280,487
		5,681,541

Balanced — 4.1%
Touchstone Flexible Income Fund	437,442	4,566,898

Blue Chip — 4.1%
Touchstone Dynamic Equity Fund	324,907	4,538,948

Growth Mid-Cap — 4.0%
Touchstone Mid Cap Fund	175,342	4,499,268

Sector Fund Real-Estate — 2.6%
Touchstone Global Real Estate Fund	268,262	2,891,863

Growth Small-Cap — 2.1%
Touchstone Small Cap Growth Fund	347,711	2,305,323

Various Assets — 2.0%
Touchstone Arbitrage Fund	228,913	2,295,992

International Debt — 2.0%
Touchstone International Fixed Income Fund	254,447	2,254,400

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	131,914	2,249,135

Corporate/Preferred-High Yield — 1.6%
Touchstone High Yield Fund	203,546	1,791,203
Total Affiliated Mutual Funds		$111,956,583

Total Investment Securities —100.1%
(Cost $98,039,817)		$111,956,583

Liabilities in Excess of Other Assets — (0.1%)		(83,151)

Net Assets — 100.0%		$111,873,432

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$111,956,583	$—	$—	$111,956,583

See accompanying Notes to Financial Statements.

11

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Assets
Investments, at cost	$84,933,867	$77,874,435	$38,974,226
Affiliated securities, at market value	$—	$82,059,621	$37,763,780
Non-affiliated securities, at market value	85,347,322	2,618,554	1,997,839
Investments, at market value	$85,347,322	$84,678,175	$39,761,619
Cash	—	—	225,415
Cash deposits held at prime broker	383,722	—	—
Dividends and interest receivable	109,091	11,030	11,138
Receivable for capital shares sold	242,110	140,531	77,309
Receivable for investments sold	—	18,041	—
Receivable from Investment Advisor	—	—	326
Tax reclaim receivable	207	—	—
Other assets	29,838	16,794	16,616
Total Assets	86,112,290	84,864,571	40,092,423

Liabilities
Written options, at market value (A)	771,780	—	—
Securities sold short (B)	13,779,536	—	—
Dividends for securities sold short payable	19,026	—	—
Bank overdrafts	—	18,041	—
Dividends payable	—	207	—
Payable for reports to shareholders	11,712	13,408	10,718
Payable for capital shares redeemed	169,484	16,861	34,705
Payable for investments purchased	—	10,665	235,638
Payable to Investment Advisor	51,292	6,000	—
Payable to other affiliates	16,769	22,053	8,445
Payable to Trustees	3,016	3,016	3,016
Payable for professional services	9,646	10,809	10,117
Payable to Transfer Agent	15,309	44,237	16,022
Other accrued expenses and liabilities	3,382	604	102
Total Liabilities	14,850,952	145,901	318,763

Net Assets	$71,261,338	$84,718,670	$39,773,660

Net assets consist of:
Paid-in capital	$199,892,474	$97,224,420	$39,305,326
Accumulated net investment income (loss)	523,967	—	(18)
Accumulated net realized losses on investments, written options, short positions and capital gain distributions received	(130,412,447)	(19,309,490)	(319,041)
Net unrealized appreciation on investments, written options and short positions	1,257,344	6,803,740	787,393
Net Assets	$71,261,338	$84,718,670	$39,773,660
(A) Proceeds received for written options:	$1,514,542	$—	$—
(B) Proceeds received for securities sold short:	$13,880,663	$—	$—

See accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$45,600,165	$98,039,817
$54,211,596	$111,956,583
—	—
$54,211,596	$111,956,583
—	—
—	—
2,856	4,997
59,525	140,813
4,440	34,154
—	—
—	—
17,131	16,819
54,295,548	112,153,366

—	—
—	—
—	—
4,440	34,154
—	1,587
13,252	16,767
17,086	101,189
2,851	6,563
1,602	10,481
13,577	30,832
3,016	3,016
10,639	11,224
31,723	63,345
569	776
98,755	279,934

$54,196,793	$111,873,432

$51,697,516	$105,069,454
(47,551)	29

(6,064,603)	(7,112,817)
8,611,431	13,916,766
$54,196,793	$111,873,432
$—	$—
$—	$—

13

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$10,245,713	$34,222,643	$16,288,599
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	747,868	2,686,865	1,476,914
Net asset value and redemption price per share*	$13.70	$12.74	$11.03
Maximum sale charge - Class A Shares	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares)	$14.54	$13.52	$11.70

Pricing of Class C Shares
Net assets applicable to Class C shares	$10,324,557	$30,638,875	$12,944,538
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	809,298	2,402,136	1,179,496
Net asset value, offering price per share**	$12.76	$12.75	$10.97

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$39,121,883	$19,819,860	$10,468,653
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,807,642	1,553,691	949,555
Net asset value, offering price and redemption price per share	$13.93	$12.76	$11.02

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$11,569,185	$37,292	$71,870
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	828,336	2,937	6,509
Net asset value, offering price and redemption price per share	$13.97	$12.70	$11.04

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

14

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$25,498,585	$54,603,032

1,744,734	4,169,608
$14.61	$13.10
5.75%	5.75%

$15.50	$13.90

$20,521,848	$41,703,970

1,460,909	3,244,433
$14.05	$12.85

$8,155,677	$15,551,757

551,822	1,178,431
$14.78	$13.20

$20,683	$14,673

1,541	1,117
$13.42	$13.14

15

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Investment Income
Dividends from affiliated funds	$94	$551,936	$342,604
Dividends from non-affiliated securities	1,105,604	28	21
Total Investment Income	1,105,698	551,964	342,625
Expenses
Investment advisory fees	316,670	90,196	41,897
Administration fees	54,020	65,392	30,375
Compliance fees and expenses	933	933	933
Custody fees	8,404	1,963	1,846
Professional fees	10,203	10,073	8,965
Transfer Agent fees, Class A	10,366	28,824	10,311
Transfer Agent fees, Class C	8,209	13,390	4,644
Transfer Agent fees, Class Y	17,229	16,188	8,297
Transfer Agent fees, Institutional Class	55	20	29
Registration Fees, Class A	7,161	7,041	6,934
Registration Fees, Class C	7,066	6,893	6,831
Registration Fees, Class Y	7,400	6,870	6,816
Registration Fees, Institutional Class	7,004	6,838	6,766
Dividend expense on securities sold short	78,301	—	—
Interest expense on securities sold short	70,235	—	—
Reports to Shareholders, Class A	3,127	4,120	2,670
Reports to Shareholders, Class C	2,681	3,321	2,212
Reports to Shareholders, Class Y	3,492	1,906	1,768
Reports to Shareholders, Institutional Class	1,781	1,752	1,613
Distribution expenses, Class A	13,471	43,910	20,889
Distribution and shareholder servicing expenses, Class C	53,785	158,618	67,824
Trustee fees	6,268	6,268	6,268
Other expenses	10,234	14,712	7,317
Total Expenses	698,095	489,228	245,205
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(16,149)	(178,472)	(106,210)
Fees eligible for recoupment by the Advisor(A)	608	—	—
Net Expenses	682,554	310,756	138,995
Net Investment Income (Loss)	423,144	241,208	203,630
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments from non-affiliated securities	4,813,919	—	—
Net realized gains on investments from affiliated securities	—	1,388,757	400,927
Net realized gains on written options	147,425	—	—
Net realized losses on securities sold short	(154,303)	—	—
Net change in unrealized appreciation (depreciation) on investments	(4,262,534)	(742,996)	(579,513)
Net change in unrealized appreciation (depreciation) on written options	864,713	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	(1,079,142)	—	—
Net Realized and Unrealized Gains (Loss) on Investments	$330,078	$645,761	$(178,586)
Change in Net Assets Resulting from Operations	$753,222	$886,969	$25,044

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16

Statements of Operations (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$148,275	$589,014
—	—
148,275	589,014

70,335	144,248
40,794	83,664
933	933
1,656	2,180
9,400	10,598
18,574	46,220
13,269	22,188
6,655	10,675
35	16
6,831	7,141
6,831	6,893
6,787	6,990
6,776	6,838
—	—
—	—
3,920	6,072
3,123	4,305
1,848	2,024
1,749	1,892
31,806	70,054
106,407	215,176
6,268	6,268
14,330	23,250
358,327	677,625
(152,599)	(253,931)
—	—
205,728	423,694
(57,453)	165,320

—	—
1,210,586	1,854,017
—	—
—	—
387,851	16,991
—	—
—	—
$1,598,437	$1,871,008
$1,540,984	$2,036,328

17

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Dynamic Equity		Balanced Allocation
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
From Operations
Net investment income (loss)	$423,144	$74,634	$241,208	$1,548,564
Net realized gains on investments, written options, securities sold short and capital gain distribution received	4,807,041	4,461,910	1,388,757	6,363,938
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short	(4,476,963)	(1,918,265)	(742,996)	(3,103,328)
Change in Net Assets from Operations	753,222	2,618,279	886,969	4,809,174

Distributions to Shareholders from:
Net investment income, Class A	—	(32,934)	(136,335)	(803,034)
Net investment income, Class C	—	—	(3,197)	(356,687)
Net investment income, Class Y	—	(305,772)	(111,162)	(630,483)
Net investment income, Institutional Class	—	(82,486)	(195)	(843)
Net realized gains, Class A	—	—	—	—
Net realized gains, Class C	—	—	—	—
Net realized gains, Class Y	—	—	—	—
Net realized gains, Institutional Class	—	—	—	—
Total Distributions	—	(421,192)	(250,889)	(1,791,047)

Net Increase (Decrease) from Share Transactions(A)	(7,169,689)	10,331,100	(8,070,298)	(27,945,544)

Total Increase (Decrease) in Net Assets	(6,416,467)	12,528,187	(7,434,218)	(24,927,417)

Net Assets
Beginning of period	77,677,805	65,149,618	92,152,888	117,080,305
End of period	$71,261,338	$77,677,805	$84,718,670	$92,152,888
Accumulated Net Investment Income (loss)	$523,967	$100,823	$—	$9,681

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 20 to 23.

See accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Conservative Allocation		Growth Allocation		Moderate Growth Allocation
Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2015	December 31,	June 30, 2015	December 31,	June 30, 2015	December 31,
(Unaudited)	2014	(Unaudited)	2014	(Unaudited)	2014

$203,630	$942,692	$(57,453)	$551,740	$165,320	$1,640,014

400,927	2,621,771	1,210,586	3,991,086	1,854,017	8,825,901

(579,513)	(1,421,276)	387,851	(1,665,705)	16,991	(3,931,077)
25,044	2,143,187	1,540,984	2,877,121	2,036,328	6,534,838

(98,766)	(436,936)	—	(435,547)	(113,072)	(1,129,427)
(28,539)	(198,766)	—	(163,777)	—	(520,631)
(80,141)	(386,452)	—	(213,069)	(52,174)	(430,228)
(524)	(1,766)	—	(423)	(45)	(226)
—	—	—	—	—	(2,142,958)
—	—	—	—	—	(1,681,327)
—	—	—	—	—	(627,104)
—	—	—	—	—	(397)
(207,970)	(1,023,920)	—	(812,816)	(165,291)	(6,532,298)

(3,811,795)	(20,794,838)	(4,447,342)	(15,041,461)	(7,461,674)	(30,831,305)

(3,994,721)	(19,675,571)	(2,906,358)	(12,977,156)	(5,590,637)	(30,828,765)

43,768,381	63,443,952	57,103,151	70,080,307	117,464,069	148,292,834
$39,773,660	$43,768,381	$54,196,793	$57,103,151	$111,873,432	$117,464,069
$(18)	$4,322	$(47,551)	$9,902	$29	$—

19

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Dynamic Equity Fund
	For the Six Months
	Ended		For the Year
	June 30, 2015		Ended
	(Unaudited)		December 31, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	50,666	$702,432	432,702	$5,737,437
Reinvestment of distributions	—	—	1,740	23,827
Cost of Shares redeemed	(152,561)	(2,104,444)	(748,511)	(10,219,139)
Change from Class A Share Transactions	(101,895)	(1,402,012)	(314,069)	(4,457,875)
Class C
Proceeds from Shares sold	79,721	1,023,561	169,934	2,228,628
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(96,081)	(1,241,799)	(175,478)	(2,201,554)
Change from Class C Share Transactions	(16,360)	(218,238)	(5,544)	27,074
Class Y
Proceeds from Shares sold	420,527	5,912,332	2,525,684	34,801,483
Reinvestment of distributions	—	—	19,153	266,224
Cost of Shares redeemed	(754,668)	(10,608,766)	(1,203,234)	(16,569,784)
Change from Class Y Share Transactions	(334,141)	(4,696,434)	1,341,603	18,497,923
Institutional Class
Proceeds from Shares sold	3,887	54,996	61,199	845,127
Reinvestment of distributions	—	—	5,921	82,486
Cost of Shares redeemed	(64,575)	(908,001)	(337,036)	(4,663,635)
Change from Institutional Class Share Transactions	(60,688)	(853,005)	(269,916)	(3,736,022)

Change from Share Transactions	(513,084)	$(7,169,689)	752,074	$10,331,100

See accompanying Notes to Financial Statements.

20

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Balanced Allocation Fund				Touchstone Conservative Allocation Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
June 30, 2015		Ended		June 30, 2015		Ended
(Unaudited)		December 31, 2014		(Unaudited)		December 31, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

103,801	$1,328,805	257,634	$3,260,976	77,009	$856,473	353,159	$3,944,565
9,489	121,099	56,932	723,096	7,807	86,542	32,321	359,956
(246,299)	(3,168,333)	(1,236,173)	(15,716,395)	(178,448)	(1,990,204)	(1,088,913)	(12,181,332)
(133,009)	(1,718,429)	(921,607)	(11,732,323)	(93,632)	(1,047,189)	(703,433)	(7,876,811)

53,314	685,535	90,111	1,135,083	16,317	180,188	81,479	901,715
178	2,263	19,130	243,067	1,996	21,995	13,589	150,441
(252,244)	(3,234,131)	(476,671)	(6,025,159)	(140,509)	(1,554,605)	(197,495)	(2,189,544)
(198,752)	(2,546,333)	(367,430)	(4,647,009)	(122,196)	(1,352,422)	(102,427)	(1,137,388)

114,406	1,472,809	297,507	3,770,622	81,276	905,743	272,994	3,039,700
8,190	104,772	47,139	599,745	6,114	67,793	30,740	342,442
(420,074)	(5,383,312)	(1,244,262)	(15,937,422)	(214,194)	(2,385,321)	(1,351,912)	(15,152,082)
(297,478)	(3,805,731)	(899,616)	(11,567,055)	(126,804)	(1,411,785)	(1,048,178)	(11,769,940)

—	—	—	—	—	—	—	—
15	195	67	843	47	524	158	1,766
—	—	—	—	(83)	(923)	(1,105)	(12,465)
15	195	67	843	(36)	(399)	(947)	(10,699)

(629,224)	$(8,070,298)	(2,188,586)	$(27,945,544)	(342,668)	$(3,811,795)	(1,854,985)	$(20,794,838)

21

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Growth Allocation Fund
	For the Six Months
	Ended		For the Year
	June 30, 2015		Ended
	(Unaudited)		December 31, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	51,546	$754,046	141,791	$2,011,820
Reinvestment of distributions	—	—	28,063	400,572
Cost of Shares redeemed	(93,113)	(1,355,473)	(501,432)	(7,153,770)
Change from Class A Share Transactions	(41,567)	(601,427)	(331,578)	(4,741,378)
Class C
Proceeds from Shares sold	26,609	374,882	51,106	693,463
Reinvestment of distributions	—	—	9,047	124,648
Cost of Shares redeemed	(163,167)	(2,289,692)	(270,144)	(3,691,190)
Change from Class C Share Transactions	(136,558)	(1,914,810)	(209,991)	(2,873,079)
Class Y
Proceeds from Shares sold	53,363	793,663	111,776	1,600,404
Reinvestment of distributions	—	—	13,957	200,955
Cost of Shares redeemed	(184,092)	(2,724,768)	(640,664)	(9,228,099)
Change from Class Y Share Transactions	(130,729)	(1,931,105)	(514,931)	(7,426,740)
Institutional Class
Proceeds from Shares sold	—	—	—	—
Reinvestment of distributions	—	—	32	423
Cost of Shares redeemed	—	—	(54)	(687)
Change from Institutional Class Share Transactions	—	—	(22)	(264)

Change from Share Transactions	(308,854)	$(4,447,342)	(1,056,522)	$(15,041,461)

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Moderate Growth Allocation Fund
For the Six Months
Ended		For the Year
June 30, 2015		Ended
(Unaudited)		December 31, 2014
Shares	Dollars	Shares	Dollars

122,012	$1,601,081	246,109	$3,288,823
7,885	103,178	228,734	2,976,504
(375,654)	(4,940,194)	(1,307,090)	(17,389,743)
(245,757)	(3,235,935)	(832,247)	(11,124,416)

69,610	897,821	153,626	1,998,397
—	—	119,689	1,524,234
(285,969)	(3,688,826)	(691,371)	(9,028,165)
(216,359)	(2,791,005)	(418,056)	(5,505,534)

68,671	908,040	275,245	3,688,089
3,425	45,201	73,383	964,220
(181,264)	(2,395,246)	(1,391,373)	(18,850,918)
(109,168)	(1,442,005)	(1,042,745)	(14,198,609)

547	7,226	—	—
4	45	48	623
—	—	(261)	(3,369)
551	7,271	(213)	(2,746)

(570,733)	$(7,461,674)	(2,293,261)	$(30,831,305)

23

Statement of Cash Flows

For the Six Months Ended June 30, 2015 (Unaudited)

Touchstone
Dynamic
Equity
Fund
Cash Flows Used in Operating Activities

Change in net assets resulting from operations	$753,222

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(106,861,300)
Proceeds from disposition of investments	114,929,130
Net cost of purchased options	(512,613)
Premiums on call and put options written	10,496,032
Costs to cover written options	(10,517,965)
Proceeds from securities sold short	18,216,905
Covers of securities sold short	(20,510,886)
Net sales of short term securities	(740,036)
Return of captial received from investments	22,414
Decrease in deposits with Prime Broker	2,274,384
Decrease in dividends and interest receivable	30,293
Increase in other assets	(12,453)
Proceeds from litigation settlements	1,681
Increase in dividends for securities sold short payable	2,680
Decrease in payable to Trustees	(3,045)
Decrease in payable to Investment Advisor	(14,365)
Decrease in payable to other affiliates	(8,375)
Decrease in other accrued expenses and liabilities	(17,566)
Net realized (gains) on investments	(4,813,919)
Net realized gain on written options	(147,425)
Net realized losses from securities sold short	154,303
Net change in unrealized (appreciation) depreciation on investments	4,262,534
Net change in unrealized (appreciation) depreciation on written options	(864,713)
Net change in unrealized (appreciation) depreciation on securities sold short	1,079,142
Net cash provided by operating activities	7,198,059

Cash Flows used in Financing Activities
Proceeds from shares sold	7,701,666
Payment of shares redeemed	(14,899,725)
Net cash used in financing activities	(7,198,059)
Net change in cash	—

Net change in cash
Cash - beginning of the period	—
Cash - end of period	$—

See accompanying Notes to Financial Statements.

24

Financial Highlights

Touchstone Dynamic Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Five Months
	June 30,					Ended
	2015		Year Ended December 31,			December 31,		Year Ended July 31,
	(Unaudited)		2014		2013	2012(A)		2012		2011		2010
Net asset value at beginning of period	$13.59		$13.15		$11.05	$11.20		$10.26		$9.02		$8.68
Income (loss) from investment operations:
Net investment income (loss)	0.08		—	(B)(C)	0.04	0.04	(C)	(0.07	)(C)	0.06	(C)	0.05	(C)
Net realized and unrealized gains (losses) on investments	0.03		0.48		2.06	(0.19)		1.09		1.18		0.29
Total from investment operations	0.11		0.48		2.10	(0.15)		1.02		1.24		0.34
Distributions from:
Net investment income	—		(0.04)		—	—		(0.08)		—		—
Net asset value at end of period	$13.70		$13.59		$13.15	$11.05		$11.20		$10.26		$9.02
Total return(D)	0.81	%(E)	3.64%		19.01%	(1.34	)%(E)	10.00%		13.75%		3.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,246		$11,546		$15,300	$16,156		$17,919		$23,505		$38,274
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(F)	1.95	%(G)	2.07%		2.21%	2.46	%(G)	2.80%		1.82%		1.78%
Gross expenses (including dividend and interest expense on securities sold short)(H)	2.12	%(G)	2.18%		2.41%	2.65	%(G)	3.08%		2.16%		2.27%
Net investment income (loss)	1.02	%(G)	0.01%		0.30%	0.88	%(G)	(0.63)%		0.66%		0.52%
Portfolio turnover rate	122	%(E)	236%		382%	105	%(E)	234%		231%		168%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	Less than $0.005 per share.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.55%, 1.55%, 1.55%, 1.55%, 1.55%, 1.66% and 1.65% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.73%, 1.66%, 1.75%, 1.74%, 1.82%, 2.00% and 2.14% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.

See accompanying Notes to Financial Statements.

25

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Five Months
	June 30,					Ended
	2015		Year Ended December 31,			December 31,		Year Ended July 31,
	(Unaudited)		2014		2013	2012(A)		2012		2011		2010
Net asset value at beginning of period	$12.70		$12.35		$10.46	$10.63		$9.79		$8.67		$8.40
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.09	)(B)	(0.08)	0.01	(B)	(0.14	)(B)	(0.01	)(B)	(0.02	)(B)
Net realized and unrealized gains (losses) on investments	0.04		0.44		1.97	(0.18)		1.03		1.13		0.29
Total from investment operations	0.06		0.35		1.89	(0.17)		0.89		1.12		0.27
Distributions from:
Net investment income	—		—		—	—		(0.05)		—		—
Net asset value at end of period	$12.76		$12.70		$12.35	$10.46		$10.63		$9.79		$8.67
Total return(C)	0.47	%(D)	2.83%		18.07%	(1.60	)%(D)	9.09%		12.92%		3.21%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,325		$10,486		$10,261	$10,420		$11,684		$14,243		$20,558
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.70	%(F)	2.82%		2.96%	3.21	%(F)	3.55%		2.57%		2.53%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.82	%(F)	2.96%		3.20%	3.48	%(F)	3.75%		2.78%		2.91%
Net investment income (loss)	0.27	%(F)	(0.74)%		(0.45)%	0.13	%(F)	(1.38)%		(0.10)%		(0.23)%
Portfolio turnover rate	122	%(D)	236%		382%	105	%(D)	234%		231%		168%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 2.30%, 2.30%, 2.30%, 2.30%, 2.30%, 2.41% and 2.40% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 2.43%, 2.44%, 2.54%, 2.57%, 2.50%, 2.62% and 2.78% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.

See accompanying Notes to Financial Statements.

26

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31, 2013
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$13.80	$13.37	$11.22	$11.35	$10.40	$9.11	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.04	(B)	0.07	0.05	(B)	(0.04	)(B)	0.08	(B)	0.07	(B)
Net realized and unrealized gains (losses) on investments	0.03	0.49	2.08	(0.18)	1.09	1.21	0.29
Total from investment operations	0.13	0.53	2.15	(0.13)	1.05	1.29	0.36
Distributions from:
Net investment income	—	(0.10)	(—	)(C)	—	(0.10)	—	—
Net asset value at end of period	$13.93	$13.80	$13.37	$11.22	$11.35	$10.40	$9.11
Total return	0.94	%(D)	3.95%	19.20%	(1.15	)%(D)	10.14%	14.16%	4.11%
Ratios and supplemental data:
Net assets at end of period (000's)	$39,122	$43,349	$24,066	$20,397	$24,054	$30,511	$22,347
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.63	%(F)	1.78%	1.96%	2.21	%(F)	2.56%	1.59%	1.52%
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.63	%(F)	1.76%	1.95%	2.31	%(F)	2.60%	1.68%	1.68%
Net investment income (loss)	1.34	%(F)	0.30%	0.55%	1.13	%(F)	(0.38)%	0.77%	0.81%
Portfolio turnover rate	122	%(D)	236%	382%	105	%(D)	234%	231%	168%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $(0.005) per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.23%, 1.26%, 1.30%, 1.30%, 1.30%, 1.42% and 1.40% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.23%, 1.24%, 1.29%, 1.40%, 1.35%, 1.51% and 1.56% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.

See accompanying Notes to Financial Statements.

27

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$13.83	$13.39	$11.23	$11.36	$10.40	$9.12	$8.76
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.04	(B)	0.12	0.06	(B)	(0.04	)(B)	0.09	(B)	0.11	(B)
Net realized and unrealized gains (losses) on investments	0.04	0.49	2.05	(0.19)	1.10	1.19	0.25
Total from investment operations	0.14	0.53	2.17	(0.13)	1.06	1.28	0.36
Distributions from:
Net investment income	—	(0.09)	(0.01)	—	(0.10)	—	—
Net asset value at end of period	$13.97	$13.83	$13.39	$11.23	$11.36	$10.40	$9.12
Total return	1.01	%(C)	3.98%	19.29%	(1.15	)%(C)	10.27%	14.04%	4.11%
Ratios and supplemental data:
Net assets at end of period (000's)	$11,569	$12,297	$15,523	$20,085	$6,168	$2	$2
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	1.65	%(E)	1.77%	1.91%	2.16	%(E)	2.50%	1.52%	1.41%
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.64	%(E)	1.76%	1.95%	2.18	%(E)	2.95%	816.82%	2.84%
Net investment income (loss)	1.32	%(E)	0.31%	0.60%	1.18	%(E)	(0.33)%	0.92%	1.31%
Portfolio turnover rate	122	%(C)	236%	382%	105	%(C)	234%	231%	168%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.25%, 1.25%, 1.25%, 1.25%, 1.25%, 1.35% and 1.36% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.24%, 1.24%, 1.29%, 1.27%, 1.70%, 816.65% and 2.79% for the six months ended June 30, 2015, years ended December 31, 2014 and 2013, period ended December 31, 2012 and years ended July 31, 2012, 2011 and 2010, respectively.

See accompanying Notes to Financial Statements.

28

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.66	$12.37	$11.13	$11.18	$11.03	$9.99	$9.28
Income from investment operations:
Net investment income	0.05	0.22	0.17	0.13	(B)	0.17	(B)	0.18	(B)	0.22	(B)
Net realized and unrealized gains on investments	0.08	0.33	1.30	0.35	0.14	1.13	0.80
Total from investment operations	0.13	0.55	1.47	0.48	0.31	1.31	1.02
Distributions from:
Net investment income	(0.05)	(0.26)	(0.23)	(0.24)	(0.16)	(0.27)	(0.31)
Realized capital gains	—	—	—	(0.29)	—	—	—
Total distributions	(0.05)	(0.26)	(0.23)	(0.53)	(0.16)	(0.27)	(0.31)
Net asset value at end of period	$12.74	$12.66	$12.37	$11.13	$11.18	$11.03	$9.99
Total return(C)	1.03	%(D)	4.46%	13.28%	4.37	%(D)	2.89%	13.21%	10.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$34,223	$35,689	$46,285	$49,118	$9,839	$12,650	$21,312
Ratio to average net assets:
Net expenses(E)	0.49	%(F)	0.46%	0.35%	0.41	%(F)	0.64%	0.64%	0.64%
Gross expenses(E)	0.90	%(F)	0.83%	0.86%	0.83	%(F)	0.97%	0.94%	0.93%
Net investment income(E)	0.73	%(F)	1.61%	1.42%	2.75	%(F)	1.58%	1.71%	2.26%
Portfolio turnover rate	2	%(D)	11%	32%	74	%(D)(G)	76%	6%	33%

Touchstone Balanced Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.67	$12.36	$11.12	$11.14	$11.01	$9.97	$9.26
Income (loss) from investment operations:
Net investment income (loss)	(—	)(H)	0.11	0.08	0.09	(B)	0.09	(B)	0.10	(B)	0.15	(B)
Net realized and unrealized gains on investments	0.08	0.33	1.30	0.35	0.14	1.13	0.79
Total from investment operations	0.08	0.44	1.38	0.44	0.23	1.23	0.94
Distributions from:
Net investment income	(—	)(H)	(0.13)	(0.14)	(0.17)	(0.10)	(0.19)	(0.23)
Realized capital gains	—	—	—	(0.29)	—	—	—
Total distributions	—	(0.13)	(0.14)	(0.46)	(0.10)	(0.19)	(0.23)
Net asset value at end of period	$12.75	$12.67	$12.36	$11.12	$11.14	$11.01	$9.97
Total return(C)	0.64	%(D)	3.59%	12.45%	4.03	%(D)	2.13%	12.41%	10.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,639	$32,961	$36,681	$38,226	$38,388	$50,108	$59,480
Ratio to average net assets:
Net expenses(E)	1.24	%(F)	1.21%	1.10%	1.16	%(F)	1.39%	1.39%	1.39%
Gross expenses(E)	1.57	%(F)	1.57%	1.58%	1.60	%(F)	1.59%	1.59%	1.62%
Net investment income (loss)(E)	(0.02	)%(F)	0.86%	0.67%	2.00	%(F)	0.84%	0.98%	1.51%
Portfolio turnover rate	2	%(D)	11%	32%	74	%(D)(G)	76%	6%	33%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderate Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(H)	Less than $(0.005) per share.

See accompanying Notes to Financial Statements.

29

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.68	$12.39	$11.15	$11.21	$11.05	$10.01	$9.30
Income from investment operations:
Net investment income	0.07	0.27	0.22	0.14	(B)	0.20	(B)	0.23	(B)	0.24	(B)
Net realized and unrealized gains on investments	0.08	0.31	1.28	0.35	0.14	1.11	0.80
Total from investment operations	0.15	0.58	1.50	0.49	0.34	1.34	1.04
Distributions from:
Net investment income	(0.07)	(0.29)	(0.26)	(0.26)	(0.18)	(0.30)	(0.33)
Realized capital gains	—	—	—	(0.29)	—	—	—
Total distributions	(0.07)	(0.29)	(0.26)	(0.55)	(0.18)	(0.30)	(0.33)
Net asset value at end of period	$12.76	$12.68	$12.39	$11.15	$11.21	$11.05	$10.01
Total return	1.15	%(C)	4.72%	13.54%	4.45	%(C)	3.18%	13.49%	11.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,820	$23,466	$34,079	$47,092	$1,287	$1,866	$929
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.21%	0.10%	0.16	%(E)	0.39%	0.39%	0.39%
Gross expenses(D)	0.63	%(E)	0.58%	0.59%	0.52	%(E)	1.40%	1.41%	2.28%
Net investment income(D)	0.98	%(E)	1.86%	1.67%	3.00	%(E)	1.84%	2.11%	2.46%
Portfolio turnover rate	2	%(C)	11%	32%	74	%(C)(F)	76%	6%	33%

Touchstone Balanced Allocation Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.62	$12.33	$11.10	$11.16	$11.00	$9.97	$9.26
Income from investment operations:
Net investment income	0.07	0.24	0.20	0.14	(B)	0.20	(B)	0.21	(B)	0.35	(B)
Net realized and unrealized gains on investments	0.08	0.34	1.29	0.35	0.14	1.12	0.69
Total from investment operations	0.15	0.58	1.49	0.49	0.34	1.33	1.04
Distributions from:
Net investment income	(0.07)	(0.29)	(0.26)	(0.26)	(0.18)	(0.30)	(0.33)
Realized capital gains	—	—	—	(0.29)	—	—	—
Total distributions	(0.07)	(0.29)	(0.26)	(0.55)	(0.18)	(0.30)	(0.33)
Net asset value at end of period	$12.70	$12.62	$12.33	$11.10	$11.16	$11.00	$9.97
Total return	1.16	%(C)	4.74%	13.51%	4.47	%(C)	3.19%	13.44%	11.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$37	$37	$35	$31	$30	$31	$27
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.21%	0.11%	0.16	%(E)	0.39%	0.39%	0.39%
Gross expenses(D)	46.82	%(E)	47.31%	63.11%	56.07	%(E)	28.86%	46.94%	2.29%
Net investment income(D)	0.98	%(E)	1.86%	1.66%	3.00	%(E)	1.85%	1.97%	3.55%
Portfolio turnover rate	2	%(C)	11%	32%	74	%(C)(F)	76%	6%	33%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderate Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

30

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$11.08	$10.93	$10.50	$10.98	$10.87	$10.38	$9.84
Income (loss) from investment operations:
Net investment income	0.06	0.21	0.19	(B)	0.10	(B)	0.21	(B)	0.26	(B)	0.34	(B)
Net realized and unrealized gains (losses) on investments	(0.04)	0.17	0.45	0.17	0.13	0.64	0.66
Total from investment operations	0.02	0.38	0.64	0.27	0.34	0.90	1.00
Distributions from:
Net investment income	(0.07)	(0.23)	(0.21)	(0.28)	(0.23)	(0.41)	(0.46)
Realized capital gains	—	—	—	(0.47)	—	—	—
Total distributions	(0.07)	(0.23)	(0.21)	(0.75)	(0.23)	(0.41)	(0.46)
Net asset value at end of period	$11.03	$11.08	$10.93	$10.50	$10.98	$10.87	$10.38
Total return(C)	0.15	%(D)	3.51%	6.14%	2.47	%(D)	3.23%	8.81%	10.27%
Ratios and supplemental data:
Net assets at end of period (000's)	$16,289	$17,408	$24,857	$32,965	$8,466	$11,138	$12,141
Ratio to average net assets:
Net expenses(E)	0.49	%(F)	0.46%	0.35%	0.40	%(F)	0.61%	0.61%	0.61%
Gross expenses(E)	0.95	%(F)	0.89%	0.89%	0.85	%(F)	1.02%	0.91%	0.94%
Net investment income(E)	1.15	%(F)	1.79%	1.74%	2.28	%(F)	1.95%	2.43%	3.36%
Portfolio turnover rate	3	%(D)	11%	30%	79	%(D)(G)	89%	13%	33%

Touchstone Conservative Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$11.03	$10.88	$10.45	$10.92	$10.81	$10.33	$9.80
Income (loss) from investment operations:
Net investment income	0.02	0.12	0.11	(B)	0.07	(B)	0.13	(B)	0.18	(B)	0.27	(B)
Net realized and unrealized gains (losses) on investments	(0.06)	0.18	0.45	0.17	0.13	0.63	0.64
Total from investment operations	(0.04)	0.30	0.56	0.24	0.26	0.81	0.91
Distributions from:
Net investment income	(0.02)	(0.15)	(0.13)	(0.24)	(0.15)	(0.33)	(0.38)
Realized capital gains	—	—	—	(0.47)	—	—	—
Total distributions	(0.02)	(0.15)	(0.13)	(0.71)	(0.15)	(0.33)	(0.38)
Net asset value at end of period	$10.97	$11.03	$10.88	$10.45	$10.92	$10.81	$10.33
Total return(C)	(0.24	)%(D)	2.76%	5.36%	2.18	%(D)	2.50%	7.93%	9.37%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,945	$14,357	$15,275	$17,972	$17,104	$20,000	$23,985
Ratio to average net assets:
Net expenses(E)	1.24	%(F)	1.21%	1.10%	1.15	%(F)	1.36%	1.36%	1.36%
Gross expenses(E)	1.67	%(F)	1.65%	1.64%	1.67	%(F)	1.70%	1.61%	1.65%
Net investment income(E)	0.40	%(F)	1.04%	0.99%	1.53	%(F)	1.20%	1.72%	2.61%
Portfolio turnover rate	3	%(D)	11%	30%	79	%(D)(G)	89%	13%	33%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Ratio does not include income and expenses of the underlying funds.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Conservative Fund and Fifth Third LifeModel Moderately Conservative Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

31

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 3,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$11.08	$10.93	$10.51	$10.99	$10.87	$10.39	$9.85
Income (loss) from investment operations:
Net investment income	0.08	0.25	0.21	(B)	0.12	(B)	0.24	(B)	0.29	(B)	0.35	(B)
Net realized and unrealized gains (losses) on investments	(0.06)	0.16	0.45	0.16	0.14	0.62	0.67
Total from investment operations	0.02	0.41	0.66	0.28	0.38	0.91	1.02
Distributions from:
Net investment income	(0.08)	(0.26)	(0.24)	(0.29)	(0.26)	(0.43)	(0.48)
Realized capital gains	—	—	—	(0.47)	—	—	—
Total distributions	(0.08)	(0.26)	(0.24)	(0.76)	(0.26)	(0.43)	(0.48)
Net asset value at end of period	$11.02	$11.08	$10.93	$10.51	$10.99	$10.87	$10.39
Total return	0.28	%(C)	3.78%	6.31%	2.60	%(C)	3.60%	8.97%	10.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,469	$11,931	$23,230	$33,329	$2,156	$1,370	$1,129
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.21%	0.10%	0.15	%(E)	0.36%	0.36%	0.34%
Gross expenses(D)	0.76	%(E)	0.65%	0.62%	0.57	%(E)	1.38%	1.65%	1.65%
Net investment income(D)	1.40	%(E)	2.04%	1.99%	2.53	%(E)	2.20%	2.72%	3.40%
Portfolio turnover rate	3	%(C)	11%	30%	79	%(C)(F)	89%	13%	33%

Touchstone Conservative Allocation Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$11.10	$10.95	$10.51	$10.99	$10.89	$10.40	$9.86
Income (loss) from investment operations:
Net investment income	0.08	0.28	0.21	(B)	0.12	(B)	0.24	(B)	0.29	(B)	0.37	(B)
Net realized and unrealized gains (losses) on investments	(0.06)	0.13	0.47	0.16	0.12	0.63	0.65
Total from investment operations	0.02	0.41	0.68	0.28	0.36	0.92	1.02
Distributions from:
Net investment income	(0.08)	(0.26)	(0.24)	(0.29)	(0.26)	(0.43)	(0.48)
Realized capital gains	—	—	—	(0.47)	—	—	—
Total distributions	(0.08)	(0.26)	(0.24)	(0.76)	(0.26)	(0.43)	(0.48)
Net asset value at end of period	$11.04	$11.10	$10.95	$10.51	$10.99	$10.89	$10.40
Total return	0.18	%(C)	3.87%	6.40%	2.50	%(C)	3.52%	9.06%	10.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$72	$73	$82	$1,198	$1,342	$6,459	$6,158
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.21%	0.09%	0.15	%(E)	0.36%	0.36%	0.36%
Gross expenses(D)	23.82	%(E)	22.08%	4.85%	1.93	%(E)	0.66%	0.63%	0.56%
Net investment income(D)	1.40	%(E)	2.04%	2.00%	2.53	%(E)	2.20%	2.70%	3.62%
Portfolio turnover rate	3	%(C)	11%	30%	79	%(C)(F)	89%	13%	33%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Conservative Fund and Fifth Third LifeModel Moderately Conservative Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

32

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$14.21	$13.82	$11.75	$11.28	$11.40	$9.58	$8.66
Income (loss) from investment operations:
Net investment income	—	(B)	0.16	0.12	0.14	(C)	0.13	(C)	0.08	(C)	0.12	(C)
Net realized and unrealized gains (losses) on investments	0.40	0.47	2.31	0.67	(0.14)	1.80	0.99
Total from investment operations	0.40	0.63	2.43	0.81	(0.01)	1.88	1.11
Distributions from:
Net investment income	—	(0.24)	(0.26)	(0.34)	(0.11)	(0.06)	(0.19)
Realized capital gains	—	—	(0.10)	—	—	—	—
Total distributions	—	(0.24)	(0.36)	(0.34)	(0.11)	(0.06)	(0.19)
Net asset value at end of period	$14.61	$14.21	$13.82	$11.75	$11.28	$11.40	$9.58
Total return(D)	2.82	%(E)	4.54%	20.69%	7.29	%(E)	(0.04)%	19.65%	12.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$25,499	$25,384	$29,279	$31,432	$10,320	$13,619	$16,721
Ratio to average net assets:
Net expenses(F)	0.49	%(G)	0.46%	0.35%	0.39	%(G)	0.57%	0.57%	0.57%
Gross expenses(F)	0.99	%(G)	0.98%	1.01%	1.04	%(G)	1.21%	1.13%	1.18%
Net investment income(F)	0.04	%(G)	1.07%	0.87%	2.95	%(G)	1.17%	0.77%	1.26%
Portfolio turnover rate	1	%(E)	14%	50%	65	%(E)(H)	77%	8%	41%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	Less than $0.005 per share.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Ratio does not include income and expenses of the underlying funds.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

33

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$13.71	$13.32	$11.32	$10.80	$10.90	$9.18	$8.30
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.04	0.02	0.10	(B)	0.04	(B)	—	(B)(C)	0.04	(B)
Net realized and unrealized gains (losses) on investments	0.39	0.45	2.24	0.63	(0.12)	1.72	0.96
Total from investment operations	0.34	0.49	2.26	0.73	(0.08)	1.72	1.00
Distributions from:
Net investment income	—	(0.10)	(0.16)	(0.21)	(0.02)	—	(0.12)
Realized capital gains	—	—	(0.10)	—	—	—	—
Total distributions	—	(0.10)	(0.26)	(0.21)	(0.02)	—	(0.12)
Net asset value at end of period	$14.05	$13.71	$13.32	$11.32	$10.80	$10.90	$9.18
Total return(D)	2.48	%(E)	3.77%	19.88%	6.82	%(E)	(0.75)%	18.74%	12.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,522	$21,901	$24,066	$24,065	$23,968	$33,477	$36,655
Ratio to average net assets:
Net expenses(F)	1.24	%(G)	1.21%	1.10%	1.14	%(G)	1.32%	1.32%	1.32%
Gross expenses(F)	1.73	%(G)	1.72%	1.73%	1.81	%(G)	1.87%	1.75%	1.84%
Net investment income (loss)(F)	(0.71	)%(G)	0.32%	0.12%	2.20	%(G)	0.42%	0.02%	0.47%
Portfolio turnover rate	1	%(E)	14%	50%	65	%(E)(H)	77%	8%	41%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Ratio does not include income and expenses of the underlying funds.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

34

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$14.35	$13.96	$11.86	$11.43	$11.57	$9.72	$8.77
Income (loss) from investment operations:
Net investment income	0.05	0.26	0.18	0.16	(B)	0.15	(B)	0.12	(B)	0.05	(B)
Net realized and unrealized gains (losses) on investments	0.38	0.41	2.31	0.67	(0.14)	1.81	1.11
Total from investment operations	0.43	0.67	2.49	0.83	0.01	1.93	1.16
Distributions from:
Net investment income	—	(0.28)	(0.29)	(0.40)	(0.15)	(0.08)	(0.21)
Realized capital gains	—	—	(0.10)	—	—	—	—
Total distributions	—	(0.28)	(0.39)	(0.40)	(0.15)	(0.08)	(0.21)
Net asset value at end of period	$14.78	$14.35	$13.96	$11.86	$11.43	$11.57	$9.72
Total return	3.00	%(C)	4.77%	21.06%	7.35	%(C)	0.22%	19.94%	13.22%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,156	$9,797	$16,716	$27,873	$881	$3,561	$2,322
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.21%	0.10%	0.14	%(E)	0.32%	0.32%	0.32%
Gross expenses(D)	0.83	%(E)	0.73%	0.68%	0.65	%(E)	1.62%	1.13%	1.33%
Net investment income(D)	0.29	%(E)	1.32%	1.12%	3.20	%(E)	1.42%	1.11%	0.56%
Portfolio turnover rate	1	%(C)	14%	50%	65	%(C)(F)	77%	8%	41%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$13.03	$12.70	$10.82	$10.58	$11.56	$9.71	$8.77
Income (loss) from investment operations:
Net investment income	0.02	0.17	0.15	0.14	(B)	0.15	(B)	0.11	(B)	0.32	(B)
Net realized and unrealized gains (losses) on investments	0.37	0.44	2.12	0.61	(0.25)	1.83	0.83
Total from investment operations	0.39	0.61	2.27	0.75	(0.10)	1.94	1.15
Distributions from:
Net investment income	—	(0.28)	(0.29)	(0.51)	(0.88)	(0.09)	(0.21)
Realized capital gains	—	—	(0.10)	—	—	—	—
Total distributions	—	(0.28)	(0.39)	(0.51)	(0.88)	(0.09)	(0.21)
Net asset value at end of period	$13.42	$13.03	$12.70	$10.82	$10.58	$11.56	$9.71
Total return	2.99	%(C)	4.77%	21.06%	7.30	%(C)	(0.26)%	20.01%	13.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$21	$20	$20	$29	$13	$788	$674
Ratio to average net assets:
Net expenses(D)	0.24	%(E)	0.22%	0.10%	0.14	%(E)	0.32%	0.32%	0.32%
Gross expenses(D)	84.06	%(E)	83.94%	98.07%	94.73	%(E)	7.68%	2.29%	0.67%
Net investment income(D)	0.29	%(E)	1.32%	1.12%	3.20	%(E)	1.42%	0.96%	3.37%
Portfolio turnover rate	1	%(C)	14%	50%	65	%(C)(F)	77%	8%	41%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.89	$12.99	$11.30	$11.13	$11.11	$9.66	$8.87
Income from investment operations:
Net investment income	0.04	0.20	0.17	0.14	(B)	0.15	(B)	0.12	(B)	0.15	(B)
Net realized and unrealized gains on investments	0.20	0.46	1.77	0.51	0.02	(C)	1.47	0.87	(D)
Total from investment operations	0.24	0.66	1.94	0.65	0.17	1.59	1.02
Distributions from:
Net investment income	(0.03)	(0.25)	(0.25)	(0.30)	(0.15)	(0.14)	(0.23)
Realized capital gains	—	(0.51)	—	(0.18)	—	—	—
Total distributions	(0.03)	(0.76)	(0.25)	(0.48)	(0.15)	(0.14)	(0.23)
Net asset value at end of period	$13.10	$12.89	$12.99	$11.30	$11.13	$11.11	$9.66
Total return(E)	1.84	%(F)	5.06%	17.23%	5.96	%(F)	1.65%	16.56%	11.52	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$54,603	$56,893	$68,184	$71,235	$15,181	$18,848	$22,740
Ratio to average net assets:
Net expenses(G)	0.49	%(H)	0.46%	0.35%	0.39	%(H)	0.57%	0.57%	0.57%
Gross expenses(G)	0.93	%(H)	0.89%	0.93%	0.90	%(H)	1.03%	1.01%	1.08%
Net investment income(G)	0.53	%(H)	1.44%	1.27%	2.90	%(H)	1.38%	1.17%	1.53%
Portfolio turnover rate	2	%(F)	11%	38%	73	%(F)(I)	77%	9%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Ratio does not include income and expenses of the underlying funds.
(H)	Annualized.
(I)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.67	$12.79	$11.13	$10.89	$10.86	$9.44	$8.67
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.09	0.06	0.10	(B)	0.07	(B)	0.05	(B)	0.07	(B)
Net realized and unrealized gains on investments	0.19	0.45	1.77	0.50	0.02	(C)	1.43	0.86	(D)
Total from investment operations	0.18	0.54	1.83	0.60	0.09	1.48	0.93
Distributions from:
Net investment income	—	(0.15)	(0.17)	(0.18)	(0.06)	(0.06)	(0.16)
Realized capital gains	—	(0.51)	—	(0.18)	—	—	—
Total distributions	—	(0.66)	(0.17)	(0.36)	(0.06)	(0.06)	(0.16)
Net asset value at end of period	$12.85	$12.67	$12.79	$11.13	$10.89	$10.86	$9.44
Total return(E)	1.42	%(F)	4.20%	16.49%	5.52	%(F)	0.89%	15.70%	10.71	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$41,704	$43,844	$49,601	$48,985	$47,508	$61,074	$70,934
Ratio to average net assets:
Net expenses(G)	1.24	%(H)	1.21%	1.11%	1.14	%(H)	1.32%	1.32%	1.32%
Gross expenses(G)	1.63	%(H)	1.62%	1.65%	1.68	%(H)	1.74%	1.69%	1.74%
Net investment income (loss)(G)	(0.22	)%(H)	0.69%	0.52%	2.15	%(H)	0.63%	0.46%	0.78%
Portfolio turnover rate	2	%(F)	11%	38%	73	%(F)(I)	77%	9%	38%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Ratio does not include income and expenses of the underlying funds.
(H)	Annualized.
(I)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.98	$13.09	$11.38	$11.24	$11.23	$9.75	$8.95
Income from investment operations:
Net investment income	0.05	0.28	0.21	0.15	(B)	0.18	(B)	0.18	(B)	0.17	(B)
Net realized and unrealized gains on investments	0.21	0.40	1.78	0.52	0.01	(C)	1.46	0.88	(D)
Total from investment operations	0.26	0.68	1.99	0.67	0.19	1.64	1.05
Distributions from:
Net investment income	(0.04)	(0.28)	(0.28)	(0.35)	(0.18)	(0.16)	(0.25)
Realized capital gains	—	(0.51)	—	(0.18)	—	—	—
Total distributions	(0.04)	(0.79)	(0.28)	(0.53)	(0.18)	(0.16)	(0.25)
Net asset value at end of period	$13.20	$12.98	$13.09	$11.38	$11.24	$11.23	$9.75
Total return	2.03	%(E)	5.21%	17.57%	6.04	%(E)	1.84%	16.93%	11.77	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,552	$16,719	$30,498	$43,585	$763	$1,289	$635
Ratio to average net assets:
Net expenses(F)	0.24	%(G)	0.21%	0.10%	0.14	%(G)	0.32%	0.32%	0.32%
Gross expenses(F)	0.71	%(G)	0.62%	0.60%	0.54	%(G)	1.89%	1.65%	2.59%
Net investment income(F)	0.78	%(G)	1.69%	1.53%	3.15	%(G)	1.63%	1.63%	1.72%
Portfolio turnover rate	2	%(E)	11%	38%	73	%(E)(H)	77%	9%	38%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(E)	Not annualized.
(F)	Ratio does not include income and expenses of the underlying funds.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Five Months
June 30,	Ended
2015	Year Ended December 31,	December 31,	Year Ended July 31,
(Unaudited)	2014	2013	2012(A)	2012	2011	2010
Net asset value at beginning of period	$12.96	$13.03	$11.33	$11.18	$11.16	$9.75	$8.95
Income from investment operations:
Net investment income	0.04	0.21	0.19	0.15	(B)	0.18	(B)	0.15	(B)	0.28	(B)
Net realized and unrealized gains on investments	0.18	0.51	1.79	0.52	0.02	(C)	1.48	0.78	(D)
Total from investment operations	0.22	0.72	1.98	0.67	0.20	1.63	1.06
Distributions from:
Net investment income	(0.04)	(0.28)	(0.28)	(0.34)	(0.18)	(0.22)	(0.26)
Realized capital gains	—	(0.51)	—	(0.18)	—	—	—
Total distributions	(0.04)	(0.79)	(0.28)	(0.52)	(0.18)	(0.22)	(0.26)
Net asset value at end of period	$13.14	$12.96	$13.03	$11.33	$11.18	$11.16	$9.75
Total return	1.96	%(E)	5.31%	17.57%	6.11	%(E)	1.92%	16.88%	11.79	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$15	$7	$10	$9	$8	$8	$7
Ratio to average net assets:
Net expenses(F)	0.24	%(G)	0.21%	0.11%	0.14	%(G)	0.32%	0.32%	0.32%
Gross expenses(F)	159.93	%(G)	165.34%	228.55%	230.25	%(G)	111.34%	183.59%	0.99%
Net investment income(F)	0.78	%(G)	1.69%	1.52%	3.15	%(G)	1.63%	1.43%	2.99%
Portfolio turnover rate	2	%(E)	11%	38%	73	%(E)(H)	77%	9%	38%

(A)	The Fund changed its fiscal year end from July 31 to December 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(E)	Not annualized.
(F)	Ratio does not include income and expenses of the underlying funds.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Fifth Third LifeModel Moderately Aggressive Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

40

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of seventeen funds, including the following five funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Dynamic Equity Fund (“Dynamic Equity Fund”)

Touchstone Balanced Allocation Fund (“Balanced Allocation Fund”)

Touchstone Conservative Allocation Fund (“Conservative Allocation Fund”)

Touchstone Growth Allocation Fund (“Growth Allocation Fund”)

Touchstone Moderate Growth Allocation Fund (“Moderate Growth Allocation Fund”)

Each Fund is diversified. Additionally, the Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund (collectively, the “Allocation Funds”) are “Funds of Funds”, sub-advised by Ibbotson Associates, Inc., which seek to achieve their investment goals by primarily investing in a diversified portfolio of affiliated underlying equity and fixed income funds. These underlying funds (“Underlying Funds”), in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Allocation Funds expect to invest their assets among equity and fixed income funds in the following ranges:

	Equity Fund	Fixed Income
	Allocation	Fund Allocation
Balanced Allocation Fund	50-70%	30-50%
Conservative Allocation Fund	20-40%	60-80%
Growth Allocation Fund	90-100%	0-10%
Moderate Growth Allocation Fund	70-90%	10-30%

The investment goal of each of the Underlying Funds that the Allocation Funds invest in is as follows:

Fund	Investment Goal
Touchstone Active Bond Fund	Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.
Touchstone Arbitrage Fund	Seeks to achieve positive absolute returns over the long-term regardless of market conditions.
Touchstone Dynamic Equity Fund	Seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Touchstone Emerging Markets Equity Fund	Seeks capital appreciation.
Touchstone Focused Fund	Seeks to provide investors with capital appreciation.
Touchstone Flexible Income Fund	Seeks a high level of income consistent with reasonable risk by investing primarily in income producing securities.
Touchstone Global Real Estate Fund	Seeks capital appreciation.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital by investing primarily in stocks of U.S. companies of any size
Touchstone High Yield Fund	Seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Touchstone Institutional Money Market Fund	Seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.
Touchstone International Fixed Income Fund	Seeks total return.
Touchstone International Small Cap Fund	Seeks to provide investors with capital appreciation.

41

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Goal
Touchstone International Value Fund	Seeks long-term capital growth by investing primarily in equity securities of non-U.S. companies.
Touchstone Mid Cap Fund	Seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S. listed companies.
Touchstone Mid Cap Value Fund	Seeks capital appreciation.
Touchstone Premium Yield Equity Fund	Seeks long term growth of capital and high current income by investing primarily in equity securities of any size.
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation.
Touchstone Sands Capital Institutional Growth Fund	Seeks long-term capital appreciation.
Touchstone Small Cap Core Fund	Seeks capital appreciation.
Touchstone Small Cap Growth Fund	Seeks long-term capital growth by investing primarily in stocks of small-cap companies.
Touchstone Small Cap Value Fund	Seeks long-term capital growth.
Touchstone Total Return Bond Fund	Seeks current income. Capital appreciation is a secondary goal.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital by investing primarily in fixed income securities.
Touchstone Value Fund	Seeks to provide investors with long-term capital growth.
Dreyfus Cash Management	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

42

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)(currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short position) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the Underlying Funds and are categorized in Level 1. Money market instruments and other debt securities with remaining maturities of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

43

Notes to Financial Statements (Unaudited) (Continued)

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Cash and cash equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2015, the Dynamic Equity Fund held securities sold short with a fair value of $13,779,536 and had securities with a fair value of $83,047,862 held as collateral and cash collateral of $383,722 for both securities sold short and options written.

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing

44

Notes to Financial Statements (Unaudited) (Continued)

or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30, 2015, the Dynamic Equity Fund held written options with a fair value of $771,780 and had securities with a fair value of $83,047,862 held as collateral and cash collateral of $383,722 for both securities sold short and written options.

Real Estate Investment Trusts — Dynamic Equity Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Dynamic Equity Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally-cleared derivatives (financial futures contracts, options, and centrally-cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has

45

Notes to Financial Statements (Unaudited) (Continued)

been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2015, the Dynamic Equity Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Written Options	$—	$771,780
Total gross amount of assets and liabilities subject to MNA	$—	$771,780

The following table presents the Dynamic Equity Fund’s assets and liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2015:

		Gross Amounts
		Available for Offset
	Gross Amount of	in Statement of	Non-cash
	Recognized	Assets and	Collateral	Cash Collateral
	Liabilities(A)	Liabilities	Pledged(B)	Pledged(B)	Net Amount(C)
Written Options	$771,780	$—	$(751,428)	$(20,352)	$—
Total	$771,780	$—	$(751,428)	$(20,352)	$—

(A) Gross and net amounts are equal.

(B) Pershing LLC is the counterparty.

(C) Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure for the six months ended June 30, 2015:

	Fair Value of Derivative Investments
	As of June 30, 2015
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives*
Dynamic Equity Fund	Written Options - Equity Contracts	$—	$771,780

* Statements of Assets and Liabilities Location: Written options, at market value.

46

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the operations of the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure for the six months ended June 30, 2015.

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended June 30, 2015
			Change in
		Realized	Unrealized
	Derivatives not accounted for as hedging	Gain(Loss)	Appreciation
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Dynamic Equity Fund	Purchased Options -Equity Contracts*	$(512,613)	$—
	Written Options - Equity Contacts**	147,425	864,713

* Statements of Operations Location: Net realized gains on investments from non-affiliated securities.

** Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended June 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Dynamic
Equity
Fund	Fund
Equity contracts:
Purchased Options - Cost*	$—
Written Options - Proceeds	1,989,851

* The balance at each quarter end was zero.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic Equity Fund declares and distributes net investment income, if any, annually as a dividend to shareholders.The Allocation Funds each declare and distribute net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in Underlying Funds is affected by the timing of dividend declarations by those Underlying Funds.

47

Notes to Financial Statements (Unaudited) (Continued)

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in theTrust, and, if applicable,Touchstone InvestmentTrust,Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with theTrust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2015:

	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Purchases of investment securities	$106,861,300	$2,078,469	$1,390,209
Proceeds from sales and maturities	$114,929,130	$10,229,892	$5,091,863

		Moderate
	Growth	Growth
	Allocation	Allocation
	Fund	Fund
Purchases of investment securities	$724,121	$1,808,456
Proceeds from sales and maturities	$5,384,170	$9,428,192

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2015.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees.The Advisor is reimbursed by the Funds for the IndependentTrustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $31,340 for the six months ended June 30, 2015.

48

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Dynamic Equity Fund	0.85% on the first $300 million of assets
0.80% on the next $200 million of assets
0.75% on the next $250 million of assets
0.70% on the next $250 million of assets
0.65% on the next $500 million of assets
0.60% on the next $500 million of assets
0.55% on such assets in excess of $2 billion
Balanced Allocation Fund	0.20% on the first $1 billion of assets
Conservative Allocation Fund	0.175% on the next $1 billion of assets
0.15% on the next $1 billion of assets
0.125% on such assets in excess of $3 billion
Growth Allocation Fund	0.25% on the first $1 billion of assets
Moderate Growth Allocation Fund	0.225% on the next $1 billion of assets
0.20% on the next $1 billion of assets
0.175% on such assets in excess of $3 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Analytic Investors, LLC	Ibbotson Associates, Inc.
Dynamic Equity Fund	Balanced Allocation Fund
Conservative Allocation Fund
Growth Allocation Fund
Moderate Growth Allocation Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S.GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional	Termination
Fund	Class A	Class C	Class Y	Class	Date
Dynamic Equity Fund	1.55%	2.30%	1.30%	1.25%	April 30, 2016
Balanced Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2016
Conservative Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2016
Growth Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2016
Moderate Growth Allocation Fund	0.49%	1.24%	0.24%	0.24%	April 30, 2016

49

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2015, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including 12b-1 fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
	Waived	Fees Waived	Waived	Total
Dynamic Equity Fund	$—	$—	$16,149	$16,149
Balanced Allocation Fund	16,276	65,392	96,804	178,472
Conservative Allocation Fund	17,089	30,375	58,746	106,210
Growth Allocation Fund	35,541	40,794	76,264	152,599
Moderate Growth Allocation Fund	49,690	83,664	120,577	253,931

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of June 30, 2015, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration	Expiration
	July 31,	December	December	December	December
Fund	2015	31, 2015	31, 2016	31, 2017	31, 2018	Total
Dynamic Equity Fund	$—	$—	$6,093	$—	$—	$6,093
Balanced Allocation Fund	18,241	172,469	513,520	297,198	115,131	1,116,559
Conservative Allocation Fund	24,108	115,995	320,973	191,617	72,712	725,405
Growth Allocation Fund	32,481	138,241	396,930	241,453	100,144	909,249
Moderate Growth Allocation Fund	31,679	231,358	666,379	407,648	161,684	1,498,748

For the six months ended June 30, 2015, the Advisor may recoup fees and expenses, subject to Board approval, from the Dynamic Equity Fund of $608.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

50

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended June 30, 2015:

Fund	Amount
Dynamic Equity Fund	$2,376
Balanced Allocation Fund	6,741
Conservative Allocation Fund	4,311
Growth Allocation Fund	4,921
Moderate Growth Allocation Fund	9,308

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2015:

Fund	Amount
Dynamic Equity Fund	$634
Balanced Allocation Fund	167
Conservative Allocation Fund	144
Growth Allocation Fund	93
Moderate Growth Allocation Fund	658

51

Notes to Financial Statements (Unaudited) (Continued)

AFFILIATED INVESTMENTS

Each Fund may have invested in the Touchstone Institutional Money Market Fund through June 19, 2015, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds were invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator were paid additional fees from the Touchstone Institutional Money Market Fund that were not waived or reimbursed.

A summary of the Dynamic Equity Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2015, is as follows:

	Share Activity					Market
	Balance			Balance		Value
Fund	12/31/14	Purchases	Sales	06/30/15	Dividends	06/30/15
Dynamic Equity Fund	1,212,923	12,973,540	(14,186,463)	—	$94	$—

A summary of each Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2015 is as follows:

Balanced Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	06/30/15	Income	Gain/Loss
Touchstone Active Bond Fund	$57,996	$213,760	$2,618,926	$38,400	$(177)
Touchstone Total Return Bond Fund	295,557	1,486,688	9,592,583	157,043	26,719
Touchstone Ultra Short Duration Fixed Income Fund	199,879	724,300	8,293,637	68,460	(10,757)
Touchstone International Small Cap Fund	—	552,556	2,593,157	—	161,335
Touchstone International Value Fund	192,890	690,670	8,119,110	—	90,548
Touchstone Focused Fund	3,255	372,547	2,590,629	—	132,823
Touchstone Value Fund	47,429	618,892	6,014,213	38,150	341,871
Touchstone Growth Opportunities Fund	9,559	202,875	1,716,614	—	40,598
Touchstone Sands Capital Institutional Growth Fund	55,252	1,477,442	6,052,105	—	323,432
Touchstone Premium Yield Equity Fund, Class Y	99,345	447,449	6,002,422	85,980	45,425
Touchstone International Fixed Income Fund	239,175	155,488	4,351,931	—	(2,105)
Touchstone Flexible Income Fund	106,372	362,578	4,347,646	87,078	5,361
Touchstone Emerging Markets Equity Fund	18,475	117,778	1,689,367	—	2,216
Touchstone Sands Capital Emerging Markets Growth Fund	58,126	609,007	2,219,725	—	(11,740)
Touchstone Arbitrage Fund	46,690	289,065	3,049,514	—	976
Touchstone Dynamic Equity Fund	17,113	285,450	3,037,283	—	63,494
Touchstone Mid Cap Fund	196,255	292,555	2,764,749	—	113,466
Touchstone Small Cap Core Fund	1,176	153,483	864,622	—	36,692

52

Notes to Financial Statements (Unaudited) (Continued)

Balanced Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	06/30/15	Income	Gain/Loss
Touchstone Small Cap Value Fund	$17,034	$117,658	$856,892	$8,311	$259
Touchstone Global Real Estate Fund	24,816	622,756	1,704,897	20,051	520
Touchstone High Yield Fund	185,996	151,350	1,666,490	41,611	1,128
Touchstone Mid Cap Value Fund	203,165	100,046	1,042,505	6,728	1,397
Touchstone Small Cap Growth Fund	2,914	185,498	870,604	—	25,276
Touchstone Institutional Money Market Fund	41,660	2,828,737	—	124	—
Total:	$2,120,129	$13,058,628	$82,059,621	$551,936	$1,388,757

Conservative Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	06/30/15	Income	Gain/Loss
Touchstone Active Bond Fund	$38,259	$331,827	$1,893,377	$29,321	$10,610
Touchstone Total Return Bond Fund	226,293	1,337,546	7,579,121	123,976	27,941
Touchstone Ultra Short Duration Fixed Income Fund	132,223	937,099	7,989,213	67,493	(16,360)
Touchstone International Fixed Income Fund	77,998	203,719	3,192,511	—	(6,368)
Touchstone Flexible Income Fund	63,533	317,164	2,788,786	56,249	5,852
Touchstone Growth Opportunities Fund	15,133	60,443	396,953	—	12,396
Touchstone Sands Capital Institutional Growth Fund	105,515	296,216	1,992,096	—	66,255
Touchstone International Small Cap Fund	—	94,819	395,886	—	27,625
Touchstone International Value Fund	46,910	313,352	1,866,286	—	40,289
Touchstone Arbitrage Fund	31,484	250,527	1,992,761	—	891
Touchstone Value Fund	78,495	290,067	1,974,765	12,492	159,341
Touchstone Premium Yield Equity Fund	54,108	200,082	1,776,758	25,526	20,562
Touchstone Dynamic Equity Fund	9,610	140,272	1,193,184	—	31,501
Touchstone High Yield Fund	466,192	89,340	1,148,364	20,188	304
Touchstone Emerging Markets Equity Fund	14,964	49,702	398,106	—	(745)
Touchstone Mid Cap Value Fund	16,603	55,282	395,909	2,897	849
Touchstone Small Cap Core Fund	2,629	80,045	395,447	—	19,172
Touchstone Global Real Estate Fund	10,260	44,360	394,257	4,354	812
Touchstone Institutional Money Market Fund	11,700	2,210,622	—	108	—
Total:	$1,401,909	$7,302,484	$37,763,780	$342,604	$400,927

53

Notes to Financial Statements (Unaudited) (Continued)

Growth Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	06/30/15	Income	Gain/Loss
Touchstone International Small Cap Fund	$—	$939,818	$3,617,954	$—	$276,736
Touchstone International Value Fund	106,327	286,441	7,024,524	—	38,491
Touchstone Focused Fund	—	491,723	4,414,490	—	173,712
Touchstone Value Fund	35,840	604,376	4,968,791	31,507	327,303
Touchstone Growth Opportunities Fund	5,664	232,542	2,196,149	—	42,505
Touchstone Sands Capital Institutional Growth Fund	52,205	260,912	5,265,542	—	59,112
Touchstone Emerging Markets Equity Fund	23,431	137,787	3,240,204	—	3,154
Touchstone Sands Capital Emerging Markets Growth Fund	56,414	175,203	3,899,906	—	1,606
Touchstone Premium Yield Equity Fund, Class Y	60,922	169,361	3,857,570	53,963	15,673
Touchstone Small Cap Core Fund	16,891	336,931	2,209,704	—	76,885
Touchstone Small Cap Value Fund	18,018	152,422	1,375,079	13,129	21,431
Touchstone Dynamic Equity Fund	19,291	177,494	2,775,265	—	37,744
Touchstone Ultra Short Duration Fixed Income Fund	61,190	126,517	2,237,291	17,752	(1,317)
Touchstone Global Real Estate Fund	56,554	539,440	2,083,025	23,885	13,604
Touchstone Mid Cap Fund	161,398	21,181	2,061,913	—	8,307
Touchstone Small Cap Growth Fund	2,787	640,089	1,837,270	—	92,222
Touchstone Mid Cap Value Fund	47,189	91,933	1,146,919	8,039	23,418
Total:	$724,121	$5,384,170	$54,211,596	$148,275	$1,210,586

Moderate Growth Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	06/30/15	Income	Gain/Loss
Touchstone International Small Cap Fund	$—	$803,788	$4,548,773	$—	$233,488
Touchstone International Value Fund	332,398	607,604	12,230,499	—	166,682
Touchstone Total Return Bond Fund	295,720	974,047	11,273,829	175,780	20,068
Touchstone Ultra Short Duration Fixed Income Fund	74,616	260,443	5,175,740	39,641	(3,346)
Touchstone Focused Fund	—	790,679	6,781,619	—	279,912
Touchstone Value Fund	57,034	709,110	8,999,968	57,034	391,489
Touchstone Growth Opportunities Fund	107,015	360,522	3,477,984	—	68,484
Touchstone Sands Capital Institutional Growth Fund	44,298	1,260,044	9,592,351	—	280,112
Touchstone Emerging Markets Equity Fund	49,855	228,867	4,399,887	—	5,416

54

Notes to Financial Statements (Unaudited) (Continued)

Moderate Growth Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund*	cost	from sale	06/30/15	Income	Gain/Loss
Touchstone Sands Capital Emerging Markets Growth Fund	$49,990	$224,476	$4,545,971	$—	$796
Touchstone Premium Yield Equity Fund, Class Y	112,208	394,965	7,855,391	110,712	39,072
Touchstone Small Cap Core Fund	6,422	492,156	3,401,054	—	115,111
Touchstone Small Cap Value Fund	31,509	218,429	2,280,487	21,678	29,361
Touchstone Flexible Income Fund	113,836	233,987	4,566,898	89,321	4,132
Touchstone Dynamic Equity Fund	8,982	304,785	4,538,948	—	66,233
Touchstone Mid Cap Fund	220,769	65,987	4,499,268	—	25,924
Touchstone Global Real Estate Fund	51,099	689,541	2,891,863	33,201	21,476
Touchstone Small Cap Growth Fund	—	398,062	2,305,323	—	55,983
Touchstone Arbitrage Fund	12,959	116,658	2,295,992	—	269
Touchstone International Fixed Income Fund	104,629	4,068	2,254,400	—	54
Touchstone Mid Cap Value Fund	16,261	197,581	2,249,135	16,261	52,139
Touchstone High Yield Fund	118,856	92,393	1,791,203	45,386	1,162
Total:	$1,808,456	$9,335,799	$111,956,583	$589,014	$1,854,017

* All affiliated fund investments are in Institutional Class shares, unless otherwise indicated.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

55

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid for the years ended December 31, 2014 and December 31, 2013 are as follows:

	Dynamic		Balanced
	Equity Fund		Allocation Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
From ordinary income	$421,192	$16,017	$1,791,047	$2,117,770
Total distributions	$421,192	$16,017	$1,791,047	$2,117,770

	Conservative		Growth
	Allocation Fund		Allocation Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
From ordinary income	$1,023,920	$1,271,196	$812,816	$1,227,505
From long-term capital gains	—	—	—	498,325
Total distributions	$1,023,920	$1,271,196	$812,816	$1,725,830

	Moderate Growth
	Allocation Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
From ordinary income	$2,190,334	$2,713,570
From long-term capital gains	4,341,964	—
Total distributions	$6,532,298	$2,713,570

The following information is computed on a tax basis for each item as of December 31, 2014:

	Dynamic	Balanced	Conservative
	Equity Fund	Allocation Fund	Allocation Fund
Tax cost of portfolio investments	$87,054,946	$85,167,700	$42,807,712
Gross unrealized appreciation	6,821,710	8,728,420	2,015,235
Gross unrealized depreciation	(2,241,443)	(1,543,690)	(979,992)
Net unrealized appreciation (depreciation)	4,580,267	7,184,730	1,035,243
Net unrealized appreciation (depreciation) on written options and short sales	1,163,763	—	—
Accumulated capital and other losses	(135,229,211)	(20,336,241)	(388,305)
Undistributed ordinary income	100,823	9,681	4,322
Accumulated earnings (deficit)	$(129,384,358)	$(13,141,830)	$651,260

		Moderate
	Growth	Growth
	Allocation Fund	Allocation Fund
Tax cost of portfolio investments	$49,173,519	$105,024,269
Gross unrealized appreciation	8,750,441	15,004,164
Gross unrealized depreciation	(650,644)	(2,321,546)
Net unrealized appreciation (depreciation)	8,099,797	12,682,618
Accumulated capital and other losses	(7,151,406)	(7,789,144)
Undistributed ordinary income	9,902	—
Other temporary differences	—	39,467
Accumulated earnings (deficit)	$958,293	$4,932,941

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

56

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

							No	No
	Short Term Expiring On*						Expiration	Expiration
	2015	2016	2017		2018		Short Term*	Long Term*	Total
Dynamic Equity Fund	$26,060,248	$31,726,954	$77,442,009		$—		$—	$—	$135,229,211
Balanced Allocation Fund	—	1,701,738	13,833,137	**	4,801,366	**	—	—	20,336,241
Conservative Allocation Fund	—	—	364,984	**	23,321		—	—	388,305
Growth Allocation Fund	—	—	2,820,842		4,330,564	**	—	—	7,151,406
Moderate Growth Allocation Fund	—	—	—		7,789,144	**	—	—	7,789,144

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended December 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**May be subject to limitation.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 through 2014 and July 31, 2011 through 2012) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2015, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Dynamic Equity Fund	$84,933,867	$4,356,468	$(3,943,013)	$413,455
Balanced Allocation Fund	77,874,435	8,321,159	(1,517,419)	6,803,740
Conservative Allocation Fund	38,974,226	1,763,207	(975,814)	787,393
Growth Allocation Fund	45,600,165	9,138,509	(527,078)	8,611,431
Moderate Growth Allocation Fund	98,039,817	15,366,268	(1,449,502)	13,916,766

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

57

Notes to Financial Statements (Unaudited) (Continued)

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

9. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

10. Risks Associated with Leverage

By investing the proceeds received from selling securities short, the Dynamic Equity Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

58

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge upon request by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

59

Other Items (Unaudited) (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Period
		June 30,	January 1,	June 30,	Ended
		2015	2015	2015	June 30, 2015*
Touchstone Dynamic Equity Fund
Class A	Actual	1.95%	$1,000.00	$1,008.10	$9.71	**
Class A	Hypothetical	1.95%	$1,000.00	$1,015.12	$9.74	**

Class C	Actual	2.70%	$1,000.00	$1,004.70	$13.42	**
Class C	Hypothetical	2.70%	$1,000.00	$1,011.41	$13.47	**

Class Y	Actual	1.63%	$1,000.00	$1,009.40	$8.12	**
Class Y	Hypothetical	1.63%	$1,000.00	$1,016.71	$8.15	**

Institutional Class	Actual	1.65%	$1,000.00	$1,010.10	$8.22	**
Institutional Class	Hypothetical	1.65%	$1,000.00	$1,016.61	$8.25	**

Touchstone Balanced Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$1,010.30	$2.44
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$1,006.40	$6.17
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,011.50	$1.20
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Institutional Class	Actual	0.24%	$1,000.00	$1,011.60	$1.20
Institutional Class	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Touchstone Conservative Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$1,001.50	$2.43
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$997.60	$6.14
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,002.80	$1.19
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Institutional Class	Actual	0.24%	$1,000.00	$1,001.80	$1.19
Institutional Class	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Touchstone Growth Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$1,028.20	$2.46
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$1,024.80	$6.23
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,030.00	$1.21
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Institutional Class	Actual	0.24%	$1,000.00	$1,029.90	$1.21
Institutional Class	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

60

Other Items (Unaudited) (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Period
		June 30,	January 1,	June 30,	Ended
		2015	2015	2015	June 30, 2015*
Touchstone Moderate Growth Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$1,018.40	$2.45
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$1,014.20	$6.19
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,020.30	$1.20
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Institutional Class	Actual	0.24%	$1,000.00	$1,019.60	$1.20
Institutional Class	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.72, $11.43, $6.13 and $6.23, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.75, $11.48, $6.16 and $6.26, respectively.

***	The annualized expense ratios for the Allocation Funds do not include fees and expenses of the Underlying Funds in which the Allocation Funds invest.

61

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account.These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

63

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54CC-TST-SAR-1506

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/28/15

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/28/15

* Print the name and title of each signing officer under his or her signature.